Employee benefits (Details 17) - Industrias Quimica Falcon de Mexico [Member] ₨ in Millions	Mar. 31, 2023 INR (₨)
During the year ended March 31, 2023 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 0
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	5
March 31, 2025
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	6
March 31, 2026
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	11
March 31, 2027
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	22
March 31, 2028
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	29
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 710